UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2005

Item 1. Reports to Stockholders

Fidelity®

Aggressive Growth

Fund

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Actual	$ 1,000.00	$ 1,005.60	$ 3.95
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.99	$ 3.98

* Expenses are equal to the Fund's annualized expense ratio of .79%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	5.5	3.4
Microchip Technology, Inc.	2.0	1.7
Juniper Networks, Inc.	1.9	2.3
Sepracor, Inc.	1.8	1.1
Biogen Idec, Inc.	1.7	3.3
WellPoint, Inc.	1.5	0.3
eBay, Inc.	1.4	0.6
Baker Hughes, Inc.	1.4	1.2
Yahoo!, Inc.	1.3	0.9
Adobe Systems, Inc.	1.2	0.9
	19.7
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	29.5	33.0
Information Technology	27.5	27.6
Consumer Discretionary	17.1	15.8
Energy	7.3	5.5
Industrials	6.9	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 99.3%		Stocks 100.0%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 0.0%
* Foreign investments	6.3%	** Foreign investments	6.6%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 0.1%
Gentex Corp.	193,000	$ 3,451
Diversified Consumer Services - 1.1%
Career Education Corp. (a)	246,500	8,546
Education Management Corp. (a)	209,962	6,813
H&R Block, Inc.	291,900	14,572
Weight Watchers International, Inc. (a)	357,700	17,402
		47,333
Hotels, Restaurants & Leisure - 5.1%
Brinker International, Inc. (a)	415,900	15,646
Carnival Corp. unit	356,500	18,859
Harrah's Entertainment, Inc.	140,300	10,075
Hilton Hotels Corp.	821,700	19,910
Marriott International, Inc. Class A	224,300	15,149
Outback Steakhouse, Inc.	217,900	9,642
Penn National Gaming, Inc. (a)	431,818	14,064
Red Robin Gourmet Burgers, Inc. (a)	4,400	241
Station Casinos, Inc.	418,900	27,270
Sunterra Corp. (a)	221,300	3,452
The Cheesecake Factory, Inc. (a)	278,100	9,820
Wendy's International, Inc.	312,300	14,094
Wynn Resorts Ltd. (a)	318,400	14,917
Yum! Brands, Inc.	976,900	50,105
		223,244
Household Durables - 1.9%
Black & Decker Corp.	218,500	19,079
Fortune Brands, Inc.	456,900	39,522
Harman International Industries, Inc.	229,800	19,041
Mohawk Industries, Inc. (a)	103,900	8,667
		86,309
Internet & Catalog Retail - 1.4%
eBay, Inc. (a)	1,620,800	61,607
Leisure Equipment & Products - 0.3%
Brunswick Corp.	221,900	9,551
Polaris Industries, Inc.	120,600	6,328
		15,879
Media - 2.3%
Cablevision Systems Corp. - NY Group Class A (a)	168,200	4,303
E.W. Scripps Co. Class A	505,400	25,826
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Getty Images, Inc. (a)	202,100	$ 15,125
Lamar Advertising Co. Class A (a)	131,300	5,491
NTL, Inc. (a)	179,493	11,538
Pixar (a)	346,800	18,287
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	38,800	492
Radio One, Inc. Class D (non-vtg.) (a)	160,300	2,020
XM Satellite Radio Holdings, Inc. Class A (a)	515,800	16,562
		99,644
Multiline Retail - 0.7%
Federated Department Stores, Inc.	71,400	4,816
Nordstrom, Inc.	434,900	26,546
		31,362
Specialty Retail - 3.3%
Abercrombie & Fitch Co. Class A	283,400	16,247
Bed Bath & Beyond, Inc. (a)	389,300	15,825
Chico's FAS, Inc. (a)	1,056,700	36,150
Foot Locker, Inc.	132,700	3,505
Hot Topic, Inc. (a)	69,225	1,486
Kirkland's, Inc. (a)	159,100	1,414
PETsMART, Inc.	722,420	22,951
Pier 1 Imports, Inc.	54,900	922
Ross Stores, Inc.	1,266,976	35,703
Williams-Sonoma, Inc. (a)(d)	277,700	10,922
		145,125
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	1,366,400	39,680
TOTAL CONSUMER DISCRETIONARY		753,634
CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.8%
CVS Corp.	330,400	18,122
Whole Foods Market, Inc.	158,300	18,835
		36,957
Food Products - 0.9%
Bunge Ltd.	75,700	4,696
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Hershey Co.	389,200	$ 24,991
McCormick & Co., Inc. (non-vtg.)	245,200	8,298
		37,985
TOTAL CONSUMER STAPLES		74,942
ENERGY - 7.3%
Energy Equipment & Services - 4.9%
Baker Hughes, Inc.	1,327,500	61,317
BJ Services Co.	24,900	1,254
Cooper Cameron Corp. (a)	462,000	27,309
ENSCO International, Inc.	268,700	8,948
Halliburton Co.	99,300	4,244
Nabors Industries Ltd. (a)	149,800	8,255
Noble Corp.	255,200	14,449
Patterson-UTI Energy, Inc.	826,800	21,902
Smith International, Inc.	507,620	29,828
Weatherford International Ltd. (a)	740,305	38,918
		216,424
Oil, Gas & Consumable Fuels - 2.4%
Ashland, Inc.	272,800	18,632
EOG Resources, Inc.	356,600	17,791
Massey Energy Co.	372,900	15,076
Pioneer Natural Resources Co.	648,900	26,040
Teekay Shipping Corp.	287,100	12,196
Valero Energy Corp.	84,300	5,785
XTO Energy, Inc.	367,066	11,423
		106,943
TOTAL ENERGY		323,367
FINANCIALS - 4.0%
Capital Markets - 2.4%
Ameritrade Holding Corp. (a)	960,200	14,269
E*TRADE Financial Corp. (a)	1,082,400	13,368
Eaton Vance Corp. (non-vtg.)	738,200	17,983
Federated Investors, Inc. Class B (non-vtg.)	228,200	6,757
Legg Mason, Inc.	352,050	28,931
SEI Investments Co.	233,080	8,102
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	170,100	$ 10,148
Waddell & Reed Financial, Inc. Class A	332,600	6,376
		105,934
Commercial Banks - 0.5%
North Fork Bancorp, Inc., New York	256,350	6,988
Synovus Financial Corp.	455,200	13,233
UnionBanCal Corp.	40,900	2,567
		22,788
Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	67,814	2,521
MGIC Investment Corp.	210,800	12,930
New York Community Bancorp, Inc. (d)	620,488	11,305
Radian Group, Inc.	381,500	17,503
The PMI Group, Inc.	41,000	1,550
		45,809
TOTAL FINANCIALS		174,531
HEALTH CARE - 29.5%
Biotechnology - 12.2%
Amylin Pharmaceuticals, Inc. (a)	260,700	4,166
Biogen Idec, Inc. (a)	1,910,100	74,685
Celgene Corp. (a)	962,600	40,756
Cephalon, Inc. (a)	149,500	6,342
Charles River Laboratories International, Inc. (a)	211,100	10,152
DOV Pharmaceutical, Inc. (a)	875,400	13,219
Genentech, Inc. (a)	3,059,600	242,475
Genzyme Corp. (a)	724,000	45,170
ImClone Systems, Inc. (a)	213,600	7,079
Invitrogen Corp. (a)	114,400	9,075
Medarex, Inc. (a)	1,879,280	14,245
MedImmune, Inc. (a)	674,600	17,809
Millennium Pharmaceuticals, Inc. (a)	219,369	1,836
ONYX Pharmaceuticals, Inc. (a)(d)	77,800	1,944
OSI Pharmaceuticals, Inc. (a)	433,300	16,106
Protein Design Labs, Inc. (a)	1,683,600	32,157
		537,216
Health Care Equipment & Supplies - 5.6%
Advanced Medical Optics, Inc. (a)	230,600	8,903
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Alcon, Inc.	255,600	$ 26,140
Bausch & Lomb, Inc.	26,300	2,054
Baxter International, Inc.	602,100	22,217
Beckman Coulter, Inc.	398,100	27,891
Biomet, Inc.	1,063,000	40,064
C.R. Bard, Inc.	485,900	33,163
Cooper Companies, Inc.	81,200	5,363
Cytyc Corp. (a)	351,700	8,233
DENTSPLY International, Inc.	153,100	8,734
Edwards Lifesciences Corp. (a)	420,500	19,221
Inverness Medical Innovations, Inc. (a)	357,400	10,114
ResMed, Inc. (a)	318,700	19,909
Stryker Corp.	156,300	7,604
Waters Corp. (a)	234,950	9,128
		248,738
Health Care Providers & Services - 8.1%
AmerisourceBergen Corp.	90,700	5,856
Andrx Corp. (a)	223,300	4,462
Cerner Corp. (a)	126,400	8,260
Community Health Systems, Inc. (a)	66,500	2,419
Covance, Inc. (a)	400,800	17,499
Coventry Health Care, Inc. (a)	253,550	17,652
DaVita, Inc. (a)	62,400	2,874
Health Management Associates, Inc. Class A	1,466,600	36,988
Henry Schein, Inc. (a)	341,200	13,747
Humana, Inc. (a)	173,200	6,298
Laboratory Corp. of America Holdings (a)	170,600	8,266
Lincare Holdings, Inc. (a)	945,700	41,573
McKesson Corp.	156,300	6,294
Medco Health Solutions, Inc. (a)	376,629	18,831
Omnicare, Inc.	86,900	3,330
PacifiCare Health Systems, Inc. (a)	68,500	4,304
Patterson Companies, Inc. (a)	205,000	9,305
Pharmaceutical Product Development, Inc. (a)	247,100	11,955
Quest Diagnostics, Inc.	123,100	12,926
Renal Care Group, Inc. (a)	206,450	9,546
Sunrise Senior Living, Inc. (a)	195,000	10,169
Triad Hospitals, Inc. (a)	86,800	4,402
UnitedHealth Group, Inc.	434,760	21,121
Universal Health Services, Inc. Class B	45,100	2,635
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
WellChoice, Inc. (a)	112,100	$ 6,401
WellPoint, Inc. (a)	509,100	67,710
		354,823
Pharmaceuticals - 3.6%
Barr Pharmaceuticals, Inc. (a)	240,400	12,217
Elan Corp. PLC sponsored ADR (a)(d)	2,885,200	22,793
IVAX Corp. (a)	335,950	6,601
MGI Pharma, Inc. (a)	1,020,924	23,685
NitroMed, Inc. (a)(d)	807,300	15,452
Sepracor, Inc. (a)	1,275,900	77,524
		158,272
TOTAL HEALTH CARE		1,299,049
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.8%
EADS NV	255,400	7,552
Lockheed Martin Corp.	150,100	9,740
Precision Castparts Corp.	198,100	15,398
Rockwell Collins, Inc.	548,400	27,085
The Boeing Co.	285,100	18,218
		77,993
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	117,800	6,005
Airlines - 0.3%
Southwest Airlines Co.	1,034,600	15,053
Building Products - 1.1%
American Standard Companies, Inc.	1,058,850	45,319
Trex Co., Inc. (a)	76,900	2,964
		48,283
Commercial Services & Supplies - 1.4%
Cintas Corp.	375,892	15,175
Equifax, Inc.	285,100	9,890
Herman Miller, Inc.	220,500	6,419
Pitney Bowes, Inc.	395,400	17,639
Robert Half International, Inc.	456,700	11,390
		60,513
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.3%
Granite Construction, Inc.	266,500	$ 6,249
Jacobs Engineering Group, Inc. (a)	158,700	8,344
		14,593
Electrical Equipment - 0.2%
AMETEK, Inc.	70,100	2,680
Rockwell Automation, Inc.	146,800	7,541
		10,221
Machinery - 0.5%
ITT Industries, Inc.	225,100	21,385
SPX Corp.	58,700	2,607
		23,992
Marine - 0.1%
Alexander & Baldwin, Inc.	59,721	2,655
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	121,100	5,985
CSX Corp.	129,100	5,368
Laidlaw International, Inc. (a)	275,000	6,116
Norfolk Southern Corp.	333,900	10,658
Union Pacific Corp.	71,800	4,808
		32,935
Trading Companies & Distributors - 0.3%
Fastenal Co.	195,396	11,356
MSC Industrial Direct Co., Inc. Class A	77,300	2,406
		13,762
TOTAL INDUSTRIALS		306,005
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 4.4%
AudioCodes Ltd. (a)	986,600	11,908
Corning, Inc. (a)	796,800	12,494
Enterasys Networks, Inc. (a)	187,829	175
Finisar Corp. (a)	3,572,800	4,252
Harris Corp.	549,000	15,778
Juniper Networks, Inc. (a)	3,269,000	83,817
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nokia Corp. sponsored ADR	1,507,500	$ 25,416
QUALCOMM, Inc.	1,026,800	38,259
		192,099
Computers & Peripherals - 2.6%
Apple Computer, Inc. (a)	1,169,600	46,445
Emulex Corp. (a)(d)	2,375,400	44,895
Hutchinson Technology, Inc. (a)	73,300	3,032
Maxtor Corp. (a)	457,000	2,509
NCR Corp. (a)	115,600	4,234
QLogic Corp. (a)	72,400	2,318
Seagate Technology	215,220	4,567
Western Digital Corp. (a)	473,800	7,112
		115,112
Electronic Equipment & Instruments - 0.3%
KEMET Corp. (a)	357,500	2,503
Sanmina-SCI Corp. (a)	573,000	2,939
Symbol Technologies, Inc.	801,100	9,221
		14,663
Internet Software & Services - 2.1%
Google, Inc. Class A (sub. vtg.)	115,300	32,100
Lastminute.com PLC (a)	56,500	170
Marchex, Inc. Class B (d)	355,292	5,301
Yahoo!, Inc. (a)	1,494,300	55,588
		93,159
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A (a)	299,200	14,362
Computer Sciences Corp. (a)	64,200	2,973
DST Systems, Inc. (a)(d)	182,100	8,806
Fiserv, Inc. (a)	378,000	16,254
Infosys Technologies Ltd. sponsored ADR (d)	644,400	46,616
Iron Mountain, Inc. (a)	185,550	5,325
The BISYS Group, Inc. (a)	295,100	4,500
		98,836
Office Electronics - 0.5%
Zebra Technologies Corp. Class A (a)	525,742	22,439
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	911,600	14,950
Agere Systems, Inc. (a)	267,800	3,642
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Altera Corp. (a)	1,184,000	$ 26,273
Atheros Communications, Inc. (e)	580,494	5,364
Broadcom Corp. Class A (a)	922,900	32,754
Brooks Automation, Inc. (a)	528,100	7,964
Conexant Systems, Inc. (a)	27,400	39
Cree, Inc. (a)	137,600	4,134
Freescale Semiconductor, Inc. Class B (a)	287,205	5,802
Integrated Circuit Systems, Inc. (a)	557,900	11,822
Integrated Device Technology, Inc. (a)	872,400	10,669
Intel Corp.	469,000	12,630
Intersil Corp. Class A	1,104,800	20,726
KLA-Tencor Corp.	7,900	359
Lam Research Corp. (a)	631,800	19,384
Linear Technology Corp.	348,400	13,055
Marvell Technology Group Ltd. (a)	122,900	5,034
Maxim Integrated Products, Inc.	539,200	21,244
Microchip Technology, Inc.	2,943,600	87,248
National Semiconductor Corp.	954,600	19,207
Novellus Systems, Inc. (a)	469,600	12,515
NVIDIA Corp. (a)	433,938	11,799
Photronics, Inc. (a)	608,761	14,020
PMC-Sierra, Inc. (a)	3,596,354	31,540
Rambus, Inc. (a)	140,600	2,155
Samsung Electronics Co. Ltd.	90	44
Silicon Laboratories, Inc. (a)	60,767	1,685
Varian Semiconductor Equipment Associates, Inc. (a)	161,200	6,541
Xilinx, Inc.	440,000	12,210
		414,809
Software - 5.9%
Adobe Systems, Inc.	1,539,600	50,899
Autodesk, Inc.	607,345	24,039
BEA Systems, Inc. (a)	1,231,031	10,378
Citrix Systems, Inc. (a)	597,300	15,028
Cognos, Inc. (a)	85,900	3,227
FileNET Corp. (a)	262,572	7,315
Macromedia, Inc. (a)	255,200	11,285
Macrovision Corp. (a)	85,700	1,801
Siebel Systems, Inc. (a)	4,393,900	40,512
Symantec Corp. (a)	2,111,400	47,739
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
TIBCO Software, Inc. (a)	215,700	$ 1,368
VERITAS Software Corp. (a)	1,802,600	44,831
		258,422
TOTAL INFORMATION TECHNOLOGY		1,209,539
MATERIALS - 3.2%
Chemicals - 1.7%
Ferro Corp.	189,900	3,654
International Flavors & Fragrances, Inc.	137,300	5,092
Monsanto Co.	383,800	21,877
Potash Corp. of Saskatchewan	297,500	26,723
Praxair, Inc.	346,900	16,259
		73,605
Construction Materials - 0.1%
Florida Rock Industries, Inc.	24,500	1,604
Vulcan Materials Co.	95,700	5,735
		7,339
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	428,500	11,017
Pactiv Corp. (a)	228,100	5,212
Sealed Air Corp. (a)	407,200	21,089
		37,318
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc. Class B	364,870	12,880
Metal Management, Inc.	288,000	5,291
Nucor Corp.	135,400	7,171
		25,342
TOTAL MATERIALS		143,604
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.1%
Philippine Long Distance Telephone Co. sponsored ADR	134,100	3,639
Wireless Telecommunication Services - 1.6%
Alamosa Holdings, Inc. (a)	1,683,900	20,796
America Movil SA de CV Series L sponsored ADR	703,000	39,846
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
InPhonic, Inc. (d)	408,700	$ 6,036
NII Holdings, Inc. (a)	60,600	3,612
		70,290
TOTAL TELECOMMUNICATION SERVICES		73,929
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	1,142,300	17,009
TOTAL COMMON STOCKS (Cost $3,645,397)		4,375,609
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	96,800	0
Procket Networks, Inc. Series C (a)(e)	1,544,677	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,707)		0
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 3.05% (b)	29,446,877	29,447
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	93,695,800	93,696
TOTAL MONEY MARKET FUNDS (Cost $123,143)		123,143
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $3,785,247)		4,498,752
NET OTHER ASSETS - (2.1)%		(94,356)
NET ASSETS - 100%		$ 4,404,396
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,364,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 5,000
Chorum Technologies, Inc. Series E	9/19/00	$ 1,669
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,255
Income Tax Information

At November 30, 2004, the fund had a capital loss carryforward of approximately $12,941,212,000 of which $7,813,732,000, $3,237,199,000 and $1,890,281,000 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $92,502) (cost $3,785,247) - See accompanying schedule		$ 4,498,752
Receivable for investments sold		28,779
Receivable for fund shares sold		3,688
Dividends receivable		2,461
Interest receivable		47
Prepaid expenses		12
Other affiliated receivables		31
Other receivables		1,041
Total assets		4,534,811

Liabilities
Payable to custodian bank	$ 10
Payable for investments purchased	24,962
Payable for fund shares redeemed	8,772
Accrued management fee	1,455
Other affiliated payables	1,395
Other payables and accrued expenses	125
Collateral on securities loaned, at value	93,696
Total liabilities		130,415

Net Assets		$ 4,404,396
Net Assets consist of:
Paid in capital		$ 16,719,548
Accumulated net investment loss		(4,218)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,024,436)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		713,502
Net Assets, for 274,576 shares outstanding		$ 4,404,396
Net Asset Value, offering price and redemption price per share ($4,404,396 ÷ 274,576 shares)		$ 16.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 11,533
Interest		179
Security lending		1,263
Total income		12,975

Expenses
Management fee Basic fee	$ 14,297
Performance adjustment	(4,759)
Transfer agent fees	7,843
Accounting and security lending fees	534
Independent trustees' compensation	11
Appreciation in deferred trustee compensation account	2
Custodian fees and expenses	56
Registration fees	23
Audit	44
Legal	8
Interest	12
Miscellaneous	75
Total expenses before reductions	18,146
Expense reductions	(1,041)	17,105
Net investment income (loss)		(4,130)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(68,251)
Foreign currency transactions	(34)
Total net realized gain (loss)		(68,285)
Change in net unrealized appreciation (depreciation) on: Investment securities	91,923
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		91,916
Net gain (loss)		23,631
Net increase (decrease) in net assets resulting from operations		$ 19,501

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,130)	$ (18,214)
Net realized gain (loss)	(68,285)	483,050
Change in net unrealized appreciation (depreciation)	91,916	(37,246)
Net increase (decrease) in net assets resulting from operations	19,501	427,590
Share transactions Proceeds from sales of shares	311,011	893,036
Cost of shares redeemed	(897,744)	(1,584,050)
Net increase (decrease) in net assets resulting from share transactions	(586,733)	(691,014)
Redemption fees	433	1,164
Total increase (decrease) in net assets	(566,799)	(262,260)

Net Assets
Beginning of period	4,971,195	5,233,455
End of period (including accumulated net investment loss of $4,218 and accumulated net investment loss of $88, respectively)	$ 4,404,396	$ 4,971,195
Other Information Shares
Sold	19,743	58,392
Redeemed	(56,849)	(103,990)
Net increase (decrease)	(37,106)	(45,598)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.95	$ 14.65	$ 12.17	$ 18.99	$ 40.13	$ 53.05
Income from Investment Operations
Net investment income (loss) D	(.01)	(.05)	(.01)	(.05)	(.17)	(.32)
Net realized and unrealized gain (loss)	.10	1.35	2.49	(6.77)	(14.72)	(8.03)
Total from investment operations	.09	1.30	2.48	(6.82)	(14.89)	(8.35)
Distributions from net realized gain	-	-	-	-	(6.26)	(4.61)
Redemption fees added to paid in capital D	- F	- F	- F	- F	.01	.04
Net asset value, end of period	$ 16.04	$ 15.95	$ 14.65	$ 12.17	$ 18.99	$ 40.13
Total Return B, C	.56%	8.87%	20.38%	(35.91)%	(44.42)%	(17.94)%
Ratios to Average Net Assets E
Expenses before expense reductions	.79% A	.83%	.68%	.65%	.97%	.91%
Expenses net of voluntary waivers, if any	.79% A	.83%	.68%	.65%	.97%	.91%
Expenses net of all reductions	.74% A	.78%	.59%	.55%	.92%	.89%
Net investment income (loss)	(.18)% A	(.36)%	(.05)%	(.39)%	(.64)%	(.55)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,404	$ 4,971	$ 5,233	$ 4,495	$ 7,442	$ 14,607
Portfolio turnover rate	62% A	84%	176%	114%	118%	176%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Aggressive Growth Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 967,936
Unrealized depreciation	(276,909)
Net unrealized appreciation (depreciation)	$ 691,027
Cost for federal income tax purposes	$ 3,807,725

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,428,519 and $2,046,605, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .42% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .34% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $176 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $101 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 11,296	2.36%	-	$ 12

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $961 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $79, respectively.

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

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Investment Sub-Advisers

FMR Co., Inc.

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Fidelity Distributors Corporation

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Custodian

Brown Brothers Harriman & Co.

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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Fidelity®

Growth Company

Fund

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Actual	$ 1,000.00	$ 1,040.50	$ 4.83
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.19	$ 4.78

* Expenses are equal to the Fund's annualized expense ratio of .95%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.3	1.7
Network Appliance, Inc.	3.0	3.8
Research In Motion Ltd.	2.9	2.3
Celgene Corp.	2.9	1.9
Apple Computer, Inc.	2.7	2.0
Sepracor, Inc.	2.6	1.7
Microsoft Corp.	2.1	3.0
Monsanto Co.	2.1	0.7
Pfizer, Inc.	2.0	2.1
QUALCOMM, Inc.	1.9	2.5
	26.5
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.6	39.0
Health Care	30.2	27.8
Industrials	8.6	8.1
Consumer Staples	6.6	6.9
Consumer Discretionary	6.0	7.9
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 99.6%		Stocks 99.4%
	Convertible Securities 0.1%		Short-Term Investments and Net Other Assets 0.6%
Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	7.5%	** Foreign investments	6.6%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.1%
Goodyear Tire & Rubber Co. (a)(d)	2,175,000	$ 31,298
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	565,000	17,481
Starbucks Corp. (a)	1,609,200	88,104
The Cheesecake Factory, Inc. (a)	2,663,377	94,044
		199,629
Household Durables - 0.3%
LG Electronics, Inc.	350,000	25,429
Sony Corp. sponsored ADR	455,000	16,958
Tupperware Corp.	625,000	14,125
		56,512
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	450,000	15,980
eBay, Inc. (a)	2,307,200	87,697
Shopping.com Ltd.	812,650	13,880
		117,557
Media - 0.9%
Comcast Corp. Class A (special) (a)	1,840,000	58,218
Liberty Media Corp. Class A (a)	855,326	8,887
Liberty Media International, Inc. Class A (a)	42,766	1,792
Pixar (a)	960,000	50,621
Time Warner, Inc. (a)	1,431,950	24,916
TiVo, Inc. (a)(d)(e)	7,078,259	47,707
Viacom, Inc. Class B (non-vtg.)	841,977	28,871
Walt Disney Co.	211,500	5,804
		226,816
Multiline Retail - 0.8%
Federated Department Stores, Inc.	1,400,000	94,430
Kohl's Corp. (a)	100,000	4,869
Nordstrom, Inc.	1,015,000	61,956
Target Corp.	655,000	35,174
		196,429
Specialty Retail - 1.7%
Bed Bath & Beyond, Inc. (a)	349,200	14,195
Best Buy Co., Inc.	60,000	3,266
CarMax, Inc. (a)	140,000	3,574
Gap, Inc.	157,825	3,314
Guitar Center, Inc. (a)	146,400	8,343
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	5,331,150	$ 209,781
Lowe's Companies, Inc.	1,100,400	62,954
Staples, Inc.	5,195,602	111,861
		417,288
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	5,137,200	149,184
NIKE, Inc. Class B	842,000	69,212
		218,396
TOTAL CONSUMER DISCRETIONARY		1,463,925
CONSUMER STAPLES - 6.6%
Beverages - 1.3%
PepsiCo, Inc.	3,986,640	224,288
The Coca-Cola Co.	1,987,500	88,702
		312,990
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	255,800	11,618
CVS Corp.	1,968,890	107,994
Sysco Corp.	433,200	16,098
Wal-Mart Stores, Inc.	2,151,700	101,625
Walgreen Co.	1,490,000	67,557
Whole Foods Market, Inc.	690,000	82,096
		386,988
Food Products - 1.3%
Archer-Daniels-Midland Co.	3,475,000	68,979
Dean Foods Co. (a)	1,648,980	64,261
General Mills, Inc.	1,015,000	50,243
Hershey Co.	200,000	12,842
Kellogg Co.	1,350,000	61,412
McCormick & Co., Inc. (non-vtg.)	840,000	28,426
Wm. Wrigley Jr. Co.	435,000	29,697
		315,860
Household Products - 1.2%
Clorox Co.	460,000	26,869
Colgate-Palmolive Co.	575,000	28,733
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	1,256,600	$ 80,837
Procter & Gamble Co.	2,980,600	164,380
		300,819
Personal Products - 1.0%
Avon Products, Inc.	970,000	38,548
Gillette Co.	3,773,496	199,014
		237,562
Tobacco - 0.2%
Altria Group, Inc.	775,380	52,059
TOTAL CONSUMER STAPLES		1,606,278
ENERGY - 5.0%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	2,112,500	97,576
Diamond Offshore Drilling, Inc.	827,900	39,118
Schlumberger Ltd. (NY Shares)	3,122,000	213,451
Weatherford International Ltd. (a)	2,395,120	125,911
		476,056
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp.	1,815,000	137,396
Apache Corp.	1,995,000	117,226
ConocoPhillips	851,905	91,869
Devon Energy Corp.	2,690,000	123,471
EnCana Corp.	1,430,000	49,558
EOG Resources, Inc.	1,120,000	55,877
Massey Energy Co.	2,026,950	81,950
Noble Energy, Inc. (d)	425,000	31,607
Premcor, Inc.	666,000	45,201
		734,155
TOTAL ENERGY		1,210,211
FINANCIALS - 2.0%
Capital Markets - 0.6%
Charles Schwab Corp.	5,276,475	59,835
Nomura Holdings, Inc.	6,199,300	78,483
State Street Corp.	185,000	8,880
		147,198
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - 0.3%
Bank of America Corp.	70,000	$ 3,242
Synovus Financial Corp.	426,900	12,410
Wells Fargo & Co.	750,000	45,308
		60,960
Consumer Finance - 0.6%
American Express Co.	2,897,548	156,033
Diversified Financial Services - 0.1%
Citigroup, Inc.	400,197	18,853
Insurance - 0.2%
American International Group, Inc.	738,750	41,038
Prudential Financial, Inc.	233,000	14,751
		55,789
Thrifts & Mortgage Finance - 0.2%
Fannie Mae	879,300	52,090
TOTAL FINANCIALS		490,923
HEALTH CARE - 30.1%
Biotechnology - 11.8%
Abgenix, Inc. (a)	325,000	2,340
Affymetrix, Inc. (a)(e)	6,310,490	337,548
Alexion Pharmaceuticals, Inc. (a)(e)	2,793,190	63,545
Alkermes, Inc. (a)(e)	8,229,490	95,462
Amgen, Inc. (a)	2,282,605	142,845
Amylin Pharmaceuticals, Inc. (a)(d)	4,285,000	68,474
Applera Corp. - Celera Genomics Group (a)	7,459,848	74,002
Biogen Idec, Inc. (a)	244,164	9,547
BioMarin Pharmaceutical, Inc. (a)	1,606,900	10,927
Celgene Corp. (a)(e)	16,462,872	697,038
Crucell NV sponsored ADR (a)(d)	1,700,000	33,337
CV Therapeutics, Inc. (a)(d)(e)	3,602,000	72,832
Exelixis, Inc. (a)(e)	4,945,000	34,714
Genentech, Inc. (a)	865,800	68,615
Genzyme Corp. (a)	4,220,000	263,286
Gilead Sciences, Inc. (a)	200,000	8,160
Human Genome Sciences, Inc. (a)(e)	12,755,010	143,877
Immunomedics, Inc. (a)(d)(e)	4,987,700	8,978
Invitrogen Corp. (a)	470,000	37,285
Medarex, Inc. (a)	3,689,720	27,968
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
MedImmune, Inc. (a)	3,962,800	$ 104,618
Myogen, Inc. (a)	1,063,000	7,037
Neurocrine Biosciences, Inc. (a)	47,908	1,805
ONYX Pharmaceuticals, Inc. (a)	1,043,012	26,065
OSI Pharmaceuticals, Inc. (a)(e)	4,091,460	152,080
Protein Design Labs, Inc. (a)(e)	5,673,150	108,357
Regeneron Pharmaceuticals, Inc. (a)(e)	5,327,200	33,188
Seattle Genetics, Inc. (a)	802,266	3,875
Transkaryotic Therapies, Inc. (a)(e)	3,487,588	118,543
Vertex Pharmaceuticals, Inc. (a)(e)	8,120,587	113,039
		2,869,387
Health Care Equipment & Supplies - 4.6%
Alcon, Inc.	730,000	74,657
Align Technology, Inc. (a)	1,450,000	10,542
Boston Scientific Corp. (a)	1,263,000	34,215
Foxhollow Technologies, Inc. (d)	749,700	28,414
Gen-Probe, Inc. (a)(e)	2,860,300	111,151
Given Imaging Ltd. (a)(d)	260,000	6,453
Hospira, Inc. (a)	4,191,920	159,628
Medtronic, Inc.	1,239,964	66,648
Millipore Corp. (a)(e)	3,050,000	157,045
Palomar Medical Technologies, Inc. (a)(d)(e)	1,607,289	36,727
St. Jude Medical, Inc. (a)	5,524,200	221,631
Syneron Medical Ltd.	1,190,700	40,150
Thoratec Corp. (a)(e)	4,812,809	71,903
Ventana Medical Systems, Inc. (a)(e)	2,447,441	103,404
Zimmer Holdings, Inc. (a)	205,970	15,773
		1,138,341
Health Care Providers & Services - 4.9%
Cardinal Health, Inc.	415,000	24,041
Cerner Corp. (a)(d)(e)	2,241,760	146,499
HCA, Inc.	3,010,000	162,540
Laboratory Corp. of America Holdings (a)	1,700,000	82,365
McKesson Corp.	1,130,000	45,505
Medco Health Solutions, Inc. (a)	3,646,360	182,318
Quest Diagnostics, Inc.	1,145,000	120,225
UnitedHealth Group, Inc.	4,666,400	226,694
WebMD Corp. (a)(e)	21,782,983	205,414
		1,195,601
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 8.8%
Abbott Laboratories	2,795,200	$ 134,840
Allergan, Inc.	500,000	38,655
Atherogenics, Inc. (a)(d)(e)	3,455,000	49,234
Barr Pharmaceuticals, Inc. (a)	585,175	29,739
Bristol-Myers Squibb Co.	1,109,700	28,142
Dr. Reddy's Laboratories Ltd. sponsored ADR	475,000	7,695
Elan Corp. PLC sponsored ADR (a)(d)	3,100,000	24,490
Eli Lilly & Co.	1,410,000	82,203
Forest Laboratories, Inc. (a)	305,000	11,767
Johnson & Johnson	4,678,300	313,914
Merck & Co., Inc.	1,589,300	51,557
Pfizer, Inc.	17,971,000	501,391
Schering-Plough Corp.	7,642,600	149,031
Sepracor, Inc. (a)(e)	10,508,573	638,501
Watson Pharmaceuticals, Inc. (a)	560,000	16,834
Wyeth	1,425,200	61,811
		2,139,804
TOTAL HEALTH CARE		7,343,133
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.7%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,648,200	49,940
Honeywell International, Inc.	1,015,000	36,773
Lockheed Martin Corp.	535,100	34,723
The Boeing Co.	4,735,000	302,567
		424,003
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	1,004,800	74,004
Airlines - 3.2%
AMR Corp. (a)(d)(e)	14,862,500	191,726
Gol Linhas Aereas Inteligentes sponsored ADR (d)	1,515,000	50,162
JetBlue Airways Corp. (a)(d)(e)	9,478,886	205,976
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/06 (a)	3,230,000	25,676
sponsored ADR (a)	735,000	33,582
Southwest Airlines Co.	18,221,263	265,119
		772,241
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
Hudson Highland Group, Inc. (a)(e)	1,818,782	$ 29,119
Monster Worldwide, Inc. (a)	1,092,900	28,831
		57,950
Electrical Equipment - 1.2%
American Power Conversion Corp. (e)	10,700,000	272,422
Color Kinetics, Inc. (e)	1,399,400	15,309
		287,731
Industrial Conglomerates - 1.2%
3M Co.	1,545,000	118,424
General Electric Co.	4,455,000	162,518
		280,942
Machinery - 0.8%
Caterpillar, Inc.	775,000	72,935
Deere & Co.	159,900	10,577
ITT Industries, Inc.	1,140,000	108,300
		191,812
TOTAL INDUSTRIALS		2,088,683
INFORMATION TECHNOLOGY - 37.6%
Communications Equipment - 8.3%
CIENA Corp. (a)	9,674,400	21,090
Cisco Systems, Inc. (a)	9,862,600	191,137
Corning, Inc. (a)(d)	11,178,000	175,271
Enterasys Networks, Inc. (a)	339,067	315
F5 Networks, Inc. (a)(e)	3,757,738	192,434
Harris Corp.	415,000	11,927
Juniper Networks, Inc. (a)	2,405,000	61,664
Motorola, Inc.	2,380,000	41,341
NMS Communications Corp. (a)	1,824,798	5,931
Packeteer, Inc. (a)(e)	2,420,000	28,725
Plantronics, Inc.	164,900	5,676
QUALCOMM, Inc.	12,438,400	463,455
Research In Motion Ltd. (a)	8,520,000	709,728
Sonus Networks, Inc. (a)(e)	24,818,070	110,440
		2,019,134
Computers & Peripherals - 7.8%
Apple Computer, Inc. (a)	16,335,000	648,663
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Avid Technology, Inc. (a)	1,597,600	$ 93,683
Dell, Inc. (a)	5,535,600	220,815
Hewlett-Packard Co.	1,025,000	23,073
International Business Machines Corp.	49,800	3,762
Lexmark International, Inc. Class A (a)	36,900	2,525
Network Appliance, Inc. (a)(e)	25,757,208	740,777
palmOne, Inc. (a)(e)	4,768,977	135,534
Pinnacle Systems, Inc. (a)(e)	3,693,029	21,826
Seagate Technology	550,000	11,671
Sun Microsystems, Inc. (a)	2,141,500	8,159
		1,910,488
Electronic Equipment & Instruments - 0.9%
Dionex Corp. (a)	603,000	27,045
RAE Systems, Inc. (a)(d)(e)	3,160,000	8,532
Symbol Technologies, Inc.	3,017,000	34,726
Trimble Navigation Ltd. (a)(e)	3,382,500	134,319
Universal Display Corp. (a)(d)	1,155,000	10,857
		215,479
Internet Software & Services - 5.2%
Google, Inc. Class A (sub. vtg.)	3,777,448	1,051,640
VeriSign, Inc. (a)	1,100,000	35,585
Yahoo!, Inc. (a)	4,926,340	183,260
		1,270,485
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	5,627,358	270,113
First Data Corp.	50,000	1,892
Hewitt Associates, Inc. Class A (a)	13,800	351
		272,356
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. (a)	1,670,000	27,388
Altera Corp. (a)	5,659,400	125,582
Analog Devices, Inc.	1,324,900	49,127
Applied Materials, Inc.	1,515,400	24,868
Atheros Communications, Inc. (a)(d)(e)	3,815,000	35,251
Atheros Communications, Inc. (e)(f)	1,741,486	16,091
Broadcom Corp. Class A (a)	2,400,000	85,176
Cirrus Logic, Inc. (a)(e)	6,555,000	33,955
Cree, Inc. (a)(d)(e)	7,524,850	226,046
FEI Co. (a)(e)	2,108,100	43,891
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.:
Class A	1,245,521	$ 25,160
Class B (a)	876,767	17,711
Integrated Circuit Systems, Inc. (a)	97,600	2,068
Intel Corp.	9,815,800	264,339
International Rectifier Corp. (a)(e)	3,735,000	178,458
KLA-Tencor Corp.	510,000	23,159
Linear Technology Corp.	625,800	23,449
Marvell Technology Group Ltd. (a)	4,881,655	199,953
Micron Technology, Inc. (a)	291,800	3,204
MIPS Technologies, Inc. (a)(e)	3,912,227	33,723
National Semiconductor Corp.	4,513,204	90,806
O2Micro International Ltd. (a)(e)	2,634,790	32,829
Power Integrations, Inc. (a)	62,500	1,489
Samsung Electronics Co. Ltd.	50,000	24,268
SigmaTel, Inc. (a)	889,968	20,149
Silicon Image, Inc. (a)(e)	7,663,800	89,973
Silicon Laboratories, Inc. (a)	800,315	22,193
Texas Instruments, Inc.	7,206,000	199,174
Virage Logic Corp. (a)(e)	2,096,790	23,149
Xilinx, Inc.	2,435,100	67,574
		2,010,203
Software - 6.0%
Adobe Systems, Inc.	1,894,800	62,642
Autodesk, Inc.	100,000	3,958
Cognos, Inc. (a)	1,900,000	71,371
JAMDAT Mobile, Inc. (d)(e)	2,205,200	62,209
Macromedia, Inc. (a)(e)	5,132,200	226,946
Magma Design Automation, Inc. (a)(d)	144,063	1,148
Mercury Interactive Corp. (a)	15,000	677
Microsoft Corp.	19,640,000	506,712
Novell, Inc. (a)	5,799,764	33,929
Oracle Corp. (a)	3,765,000	48,267
PalmSource, Inc. (a)(d)(e)	1,238,600	12,423
Red Hat, Inc. (a)(d)(e)	18,349,401	231,936
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (e)	6,722,900	$ 136,071
Symantec Corp. (a)	2,890,800	65,361
		1,463,650
TOTAL INFORMATION TECHNOLOGY		9,161,795
MATERIALS - 3.1%
Chemicals - 2.9%
Dow Chemical Co.	125,000	5,661
Minerals Technologies, Inc. (e)	1,420,000	95,566
Monsanto Co.	8,817,489	502,597
Mosaic Co. (a)	3,445,000	45,061
Potash Corp. of Saskatchewan	715,460	64,267
		713,152
Metals & Mining - 0.2%
Barrick Gold Corp.	307,500	6,999
Inco Ltd.	491,000	18,784
Nucor Corp.	530,000	28,069
		53,852
Paper & Forest Products - 0.0%
Neenah Paper, Inc.	17,472	523
TOTAL MATERIALS		767,527
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. (a)	525,000	1,092
Wireless Telecommunication Services - 0.6%
Nextel Communications, Inc. Class A (a)	4,450,000	134,301
Vodafone Group PLC sponsored ADR	312,660	7,873
		142,174
TOTAL TELECOMMUNICATION SERVICES		143,266
TOTAL COMMON STOCKS (Cost $21,214,081)		24,275,741
Preferred Stocks - 0.1%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Perlegen Sciences, Inc. Series D, 8.00% (f)	12,820,512	$ 20,000
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (a)(f)	2,531,390	0
TOTAL CONVERTIBLE PREFERRED STOCKS		20,000
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(f)	1,373,363	1,181
TOTAL PREFERRED STOCKS (Cost $52,553)		21,181
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 3.05% (b)	82,022,347	82,022
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	586,847,415	586,847
TOTAL MONEY MARKET FUNDS (Cost $668,869)		668,869
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $21,935,503)		24,965,791
NET OTHER ASSETS - (2.4)%		(588,378)
NET ASSETS - 100%		$ 24,377,413
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,272,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Geneprot, Inc. Series A	7/7/00	$ 7,553
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
Procket Networks, Inc. Series C	2/9/01	$ 25,000
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Affymetrix, Inc.	$ 206,949	$ 9,599	$ -	$ -	$ 337,548
Alexion Pharmaceuticals, Inc.	55,877	2,079	-	-	63,545
Alkermes, Inc.	97,486	13,203	-	-	95,462
American Power Conversion Corp.	84,560	160,394	16,621	2,118	272,422
AMR Corp.	144,141	-	9,772	-	191,726
Atherogenics, Inc.	50,858	24,965	-	-	49,234
Atheros Communications, Inc.	28,199	14,398	-	-	35,251
Atheros Communications, Inc.	19,487	-	-	-	16,091
Avid Technology, Inc.	139,114	-	54,023	-	-
Celgene Corp.	451,412	-	-	-	697,038
Cerner Corp.	187,776	16,328	82,519	-	146,499
Cirrus Logic, Inc.	49,249	-	8,450	-	33,955
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cognizant Technology Solutions Corp. Class A	$ 330,677	$ 8,442	$ 138,838	$ -	$ -
Color Kinetics, Inc.	5,720	14,969	-	-	15,309
Cree, Inc.	265,514	50,943	54,781	-	226,046
CV Therapeutics, Inc.	70,345	7,796	-	-	72,832
Dionex Corp.	68,868	-	25,334	-	-
Exelixis, Inc.	26,103	14,695	-	-	34,714
F5 Networks, Inc.	148,776	14,593	-	-	192,434
FEI Co.	59,250	220	13,098	-	43,891
Gen-Probe, Inc.	14,763	117,839	-	-	111,151
Hudson Highland Group, Inc.	24,835	-	-	-	29,119
Human Genome Sciences, Inc.	140,305	-	-	-	143,877
Immunomedics, Inc.	14,015	-	-	-	8,978
International Rectifier Corp.	159,198	37,355	32,460	-	178,458
JAMDAT Mobile, Inc.	-	56,762	-	-	62,209
JetBlue Airways Corp.	196,841	26,057	-	-	205,976
Macromedia, Inc.	2,996	185,394	12,288	-	226,946
Magma Design Automation, Inc.	23,378	-	16,783	-	-
Microvision, Inc.	8,622	-	7,095	-	-
Millipore Corp.	161,507	73,556	79,366	-	157,045
Minerals Technologies, Inc.	44,455	49,488	-	103	95,566
MIPS Technologies, Inc.	33,801	429	-	-	33,723
Network Appliance, Inc.	911,794	-	126,426	-	740,777
Neurocrine Biosciences, Inc.	100,644	-	89,161	-	-
NMS Communications Corp.	18,971	-	3,967	-	-
Novell, Inc.	117,852	34,920	115,405	-	-
O2Micro International Ltd.	41,621	-	9,083	-	32,829
ONYX Pharmaceuticals, Inc.	56,761	2,040	27,239	-	-
OSI Pharmaceuticals, Inc.	211,834	16,667	47,068	-	152,080
Packeteer, Inc.	-	49,708	11,361	-	28,725
palmOne, Inc.	130,965	25,921	-	-	135,534
PalmSource, Inc.	19,619	-	-	-	12,423
Palomar Medical Technologies, Inc.	9,125	28,041	-	-	36,727
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pinnacle Systems, Inc.	$ 30,422	$ -	$ 9,897	$ -	$ 21,826
Protein Design Labs, Inc.	83,632	20,841	-	-	108,357
RAE Systems, Inc.	1,684	21,398	-	-	8,532
Red Hat, Inc.	265,699	-	-	-	231,936
Regeneron Pharmaceuticals, Inc.	49,117	-	-	-	33,188
Salesforce.com, Inc.	60,324	54,204	-	-	136,071
Sepracor, Inc.	413,256	59,937	-	-	638,501
Shopping.com Ltd.	-	59,984	23,178	-	-
SigmaTel, Inc.	494	104,891	46,413	-	-
Silicon Image, Inc.	128,752	-	-	-	89,973
Sonus Networks, Inc.	163,320	397	-	-	110,440
Tanox, Inc.	32,354	-	28,193	-	-
Thoratec Corp.	40,978	19,153	6,918	-	71,903
TiVo, Inc.	36,518	1,417	4,200	-	47,707
Transkaryotic Therapies, Inc.	37,618	44,737	-	-	118,543
Trident Microsystems, Inc.	18,901	441	20,030	-	-
Trimble Navigation Ltd.	92,895	15,873	-	-	134,319
Veeco Instruments, Inc.	30,151	-	29,495	-	-
Ventana Medical Systems, Inc.	-	90,804	-	-	103,404
Vertex Pharmaceuticals, Inc.	85,158	1,359	-	-	113,039
Virage Logic Corp.	31,515	-	-	-	23,149
WebMD Corp.	173,487	36,003	45,683	-	205,414
Total	$ 6,710,538	$ 1,588,240	$ 1,195,145	$ 2,221	$ 7,112,442
Income Tax Information

At November 30, 2004, the fund had a capital loss carryforward of approximately $4,513,368,000 of which $1,894,396,000, $2,490,827,000 and $128,145,000 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $570,490) (cost $21,935,503) - See accompanying schedule		$ 24,965,791
Receivable for investments sold		144,992
Receivable for fund shares sold		25,874
Dividends receivable		18,107
Interest receivable		195
Prepaid expenses		58
Other affiliated receivables		81
Other receivables		2,913
Total assets		25,158,011

Liabilities
Payable for investments purchased	$ 139,630
Payable for fund shares redeemed	34,420
Accrued management fee	14,620
Other affiliated payables	4,900
Other payables and accrued expenses	181
Collateral on securities loaned, at value	586,847
Total liabilities		780,598

Net Assets		$ 24,377,413
Net Assets consist of:
Paid in capital		$ 25,681,553
Accumulated net investment loss		(39,685)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,294,732)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,030,277
Net Assets, for 436,121 shares outstanding		$ 24,377,413
Net Asset Value, offering price and redemption price per share ($24,377,413 ÷ 436,121 shares)		$ 55.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends (including $2,221 received from affiliated issuers)		$ 68,006
Interest		1,277
Security lending		2,522
Total income		71,805

Expenses
Management fee Basic fee	$ 68,321
Performance adjustment	15,414
Transfer agent fees	26,682
Accounting and security lending fees	961
Independent trustees' compensation	57
Appreciation in deferred trustee compensation account	17
Custodian fees and expenses	313
Registration fees	79
Audit	95
Legal	47
Interest	1
Miscellaneous	877
Total expenses before reductions	112,864
Expense reductions	(2,975)	109,889
Net investment income (loss)		(38,084)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $90,690 from affiliated issuers)	365,736
Foreign currency transactions	(75)
Total net realized gain (loss)		365,661
Change in net unrealized appreciation (depreciation) on: Investment securities	620,890
Assets and liabilities in foreign currencies	(50)
Total change in net unrealized appreciation (depreciation)		620,840
Net gain (loss)		986,501
Net increase (decrease) in net assets resulting from operations		$ 948,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (38,084)	$ 35,405
Net realized gain (loss)	365,661	1,992,824
Change in net unrealized appreciation (depreciation)	620,840	(79,657)
Net increase (decrease) in net assets resulting from operations	948,417	1,948,572
Distributions to shareholders from net investment income	(35,960)	-
Share transactions Proceeds from sales of shares	2,310,688	5,916,605
Reinvestment of distributions	35,473	-
Cost of shares redeemed	(3,050,376)	(6,076,697)
Net increase (decrease) in net assets resulting from share transactions	(704,215)	(160,092)
Total increase (decrease) in net assets	208,242	1,788,480

Net Assets
Beginning of period	24,169,171	22,380,691
End of period (including accumulated net investment loss of $39,685 and undistributed net investment income of $34,359, respectively)	$ 24,377,413	$ 24,169,171
Other Information Shares
Sold	42,798	116,542
Issued in reinvestment of distributions	643	-
Redeemed	(56,548)	(120,395)
Net increase (decrease)	(13,107)	(3,853)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 53.80	$ 49.40	$ 39.35	$ 52.85	$ 74.76	$ 74.58
Income from Investment Operations
Net investment income (loss)D	(.09)	.08E	(.01)	(.16)	(.17)	(.28)
Net realized and unrealized gain (loss)	2.27	4.32	10.06	(13.34)	(15.03)	7.26
Total from investment operations	2.18	4.40	10.05	(13.50)	(15.20)	6.98
Distributions from net investment income	(.08)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(6.71)	(6.80)
Total distributions	(.08)	-	-	-	(6.71)	(6.80)
Net asset value, end of period	$ 55.90	$ 53.80	$ 49.40	$ 39.35	$ 52.85	$ 74.76
Total ReturnB,C	4.05%	8.91%	25.54%	(25.54)%	(22.55)%	9.22%
Ratios to Average Net AssetsF
Expenses before expense reductions	.95%A	.84%	.85%	1.12%	.98%	.87%
Expenses net of voluntary waivers, if any	.95%A	.84%	.85%	1.12%	.98%	.87%
Expenses net of all reductions	.92%A	.82%	.83%	1.08%	.95%	.85%
Net investment income (loss)	(.32)%A	.15%	(.03)%	(.38)%	(.29)%	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 24,377	$ 24,169	$ 22,381	$ 16,423	$ 22,444	$ 29,079
Portfolio turnover rate	51%A	49%	47%	63%	93%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.18 per share.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Growth Company Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,592,221
Unrealized depreciation	(2,759,587)
Net unrealized appreciation (depreciation)	$ 2,832,634
Cost for federal income tax purposes	$ 22,133,157

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $6,070,308 and $6,778,971, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30%

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .70% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,261 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $773 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,667. The weighted average interest rate was 2.75%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,577 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3 and $395, respectively.

9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GCF-USAN-0705
1.786812.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

New Millennium

Fund®

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Actual	$ 1,000.00	$ 965.20	$ 4.07
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.79	$ 4.18

* Expenses are equal to the Fund's annualized expense ratio of .83%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Smith International, Inc.	3.8	3.4
Potash Corp. of Saskatchewan	3.5	1.8
QLogic Corp.	2.9	2.6
Puma AG	2.6	2.4
Garmin Ltd.	2.1	2.2
Thor Industries, Inc.	2.0	2.1
The Cheesecake Factory, Inc.	2.0	2.2
Chicago Bridge & Iron Co. NV (NY Shares)	1.8	1.3
Seagate Technology	1.6	0.1
Burlington Northern Santa Fe Corp.	1.5	1.0
	23.8
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.3	26.3
Consumer Discretionary	19.9	23.3
Industrials	18.4	17.2
Energy	12.2	7.4
Materials	10.9	6.8
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 97.9%		Stocks 94.9%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 5.0%
* Foreign investments	20.0%	** Foreign investments	16.3%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 0.3%
BorgWarner, Inc.	188,100	$ 10,056
Automobiles - 3.7%
Brilliance China Automotive Holdings Ltd. sponsored ADR (d)	188,700	3,387
Coachmen Industries, Inc.	357,900	4,384
Thor Industries, Inc.	2,072,400	62,918
Toyota Motor Corp. sponsored ADR	46,600	3,342
Winnebago Industries, Inc. (d)	1,296,800	42,392
		116,423
Distributors - 0.2%
Li & Fung Ltd.	3,160,000	6,052
Diversified Consumer Services - 0.0%
Weight Watchers International, Inc. (a)	13,500	657
Hotels, Restaurants & Leisure - 4.3%
Boyd Gaming Corp.	114,600	6,058
Checkers Drive-In Restaurants, Inc. (a)	15,000	216
CKE Restaurants, Inc.	122,500	2,021
Ctrip.com International Ltd. sponsored ADR (a)	13,100	665
Domino's Pizza, Inc.	50,200	1,149
International Speedway Corp.:
Class A	229,922	12,568
Class B	228,100	12,431
MGM MIRAGE (a)	169,600	6,460
P.F. Chang's China Bistro, Inc. (a)(d)	274,200	16,252
Papa John's International, Inc. (a)	16,800	655
Penn National Gaming, Inc. (a)	201,500	6,563
Pinnacle Entertainment, Inc. (a)	91,700	1,598
Station Casinos, Inc.	63,700	4,147
The Cheesecake Factory, Inc. (a)	1,776,637	62,733
		133,516
Household Durables - 5.5%
Centex Corp.	33,800	2,213
Champion Enterprises, Inc. (a)	3,569,700	34,733
Garmin Ltd. (d)	1,531,250	67,911
Harman International Industries, Inc.	519,600	43,054
Ryland Group, Inc.	33,800	2,315
Sony Corp. sponsored ADR	625,400	23,309
Tupperware Corp.	22,000	497
		174,032
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.1%
GSI Commerce, Inc. (a)	123,700	$ 1,836
Leisure Equipment & Products - 0.1%
MarineMax, Inc. (a)	100,300	2,760
Mattel, Inc.	32,400	589
		3,349
Media - 1.5%
Omnicom Group, Inc.	313,100	25,640
Pixar (a)	66,200	3,491
WPT Enterprises, Inc.	5,400	89
XM Satellite Radio Holdings, Inc. Class A (a)(d)	587,600	18,868
		48,088
Multiline Retail - 0.5%
Neiman Marcus Group, Inc. Class A	54,600	5,272
Saks, Inc.	549,200	9,413
		14,685
Specialty Retail - 0.3%
bebe Stores, Inc.	42,100	1,621
GameStop Corp. Class B (a)	1,900	51
Guess?, Inc. (a)	31,600	532
Guitar Center, Inc. (a)	67,900	3,870
RONA, Inc. (a)	15,200	315
The Buckle, Inc.	41,500	1,638
		8,027
Textiles, Apparel & Luxury Goods - 3.4%
Carter's, Inc. (a)	75,900	3,541
Puma AG	324,076	82,095
Quiksilver, Inc. (a)	996,400	15,863
Stride Rite Corp.	390,500	4,643
		106,142
TOTAL CONSUMER DISCRETIONARY		622,863
CONSUMER STAPLES - 2.6%
Beverages - 0.2%
Brown-Forman Corp. Class B (non-vtg.)	99,600	5,938
Coca-Cola Enterprises, Inc.	39,500	864
		6,802
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.3%
Longs Drug Stores Corp.	279,900	$ 11,487
The Great Atlantic & Pacific Tea Co. (a)(d)	202,200	5,041
Whole Foods Market, Inc.	209,700	24,950
		41,478
Food Products - 1.0%
Archer-Daniels-Midland Co.	1,167,700	23,179
Bunge Ltd.	141,700	8,791
		31,970
Household Products - 0.1%
WD-40 Co.	91,762	2,659
TOTAL CONSUMER STAPLES		82,909
ENERGY - 12.2%
Energy Equipment & Services - 7.1%
BJ Services Co.	131,600	6,626
Diamond Offshore Drilling, Inc.	221,400	10,461
ENSCO International, Inc.	132,300	4,406
Halliburton Co.	587,300	25,101
Nabors Industries Ltd. (a)	529,800	29,197
Rowan Companies, Inc.	382,100	10,508
Schlumberger Ltd. (NY Shares)	251,700	17,209
Smith International, Inc.	2,030,400	119,307
		222,815
Oil, Gas & Consumable Fuels - 5.1%
Cameco Corp.	879,100	36,181
CONSOL Energy, Inc.	100,900	4,828
El Paso Corp.	101,000	1,044
Frontier Oil Corp.	97,700	4,779
Murphy Oil Corp.	49,600	4,848
Newfield Exploration Co. (a)	116,000	4,460
Peabody Energy Corp.	65,000	3,103
Plains Exploration & Production Co. (a)	127,300	3,889
Premcor, Inc.	33,700	2,287
Quicksilver Resources, Inc. (a)	85,500	4,463
Suncor Energy, Inc.	58,100	2,271
Tesoro Petroleum Corp. (a)	92,500	4,033
Unocal Corp.	469,800	26,774
USEC, Inc.	653,500	8,920
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	654,200	$ 44,891
Williams Companies, Inc.	223,200	4,109
		160,880
TOTAL ENERGY		383,695
FINANCIALS - 2.6%
Capital Markets - 0.3%
Ameritrade Holding Corp. (a)	135,700	2,017
E*TRADE Financial Corp. (a)	464,000	5,730
		7,747
Consumer Finance - 0.1%
Nelnet, Inc. Class A (a)	86,400	3,188
Diversified Financial Services - 1.4%
Leucadia National Corp.	366,650	14,626
Moody's Corp.	565,800	24,482
Nasdaq Stock Market, Inc. (a)	354,200	6,078
		45,186
Insurance - 0.4%
Brown & Brown, Inc.	15,200	677
W.R. Berkley Corp.	288,450	10,228
		10,905
Real Estate - 0.4%
CB Richard Ellis Group, Inc. Class A	134,200	5,161
General Growth Properties, Inc.	157,700	6,139
Shun Tak Holdings Ltd.	2,592,000	2,449
		13,749
TOTAL FINANCIALS		80,775
HEALTH CARE - 6.0%
Biotechnology - 0.7%
Genentech, Inc. (a)	110,670	8,771
Genzyme Corp. (a)	58,900	3,675
Gilead Sciences, Inc. (a)	58,700	2,395
Invitrogen Corp. (a)	95,600	7,584
		22,425
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.5%
Biomet, Inc.	252,700	$ 9,524
Cholestech Corp. (a)	128,000	1,171
CONMED Corp. (a)	65,200	2,043
Cytyc Corp. (a)	115,500	2,704
Dade Behring Holdings, Inc.	119,800	8,009
DJ Orthopedics, Inc. (a)	18,700	519
Haemonetics Corp. (a)	51,800	2,108
Hologic, Inc. (a)	40,600	1,494
Somanetics Corp. (a)	6,000	109
Syneron Medical Ltd.	49,200	1,659
Ventana Medical Systems, Inc. (a)	3,000	127
Waters Corp. (a)	378,800	14,716
Wilson Greatbatch Technologies, Inc. (a)	8,600	207
Wright Medical Group, Inc. (a)	110,400	3,040
		47,430
Health Care Providers & Services - 2.4%
Aetna, Inc.	25,300	1,974
Cerner Corp. (a)	135,300	8,842
Chemed Corp. New	33,600	1,421
CIGNA Corp.	126,700	12,322
Express Scripts, Inc. (a)	66,100	6,107
Health Net, Inc. (a)	135,800	4,648
HealthTronics Surgical Services, Inc. (a)	42,100	534
Horizon Health Corp. (a)	28,089	1,232
IMS Health, Inc.	146,700	3,601
Medco Health Solutions, Inc. (a)	33,600	1,680
Omnicare, Inc.	101,600	3,893
Owens & Minor, Inc.	92,000	2,852
PacifiCare Health Systems, Inc. (a)	167,300	10,511
Psychiatric Solutions, Inc. (a)	8,500	348
UnitedHealth Group, Inc.	286,800	13,933
WellPoint, Inc. (a)	10,200	1,357
		75,255
Pharmaceuticals - 1.4%
Connetics Corp. (a)	371,500	8,273
Roche Holding AG (participation certificate)	177,004	22,319
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	33,900	$ 1,131
Wyeth	269,400	11,684
		43,407
TOTAL HEALTH CARE		188,517
INDUSTRIALS - 18.4%
Aerospace & Defense - 0.8%
L-3 Communications Holdings, Inc.	96,400	6,823
Rockwell Collins, Inc.	300,500	14,842
The Boeing Co.	67,800	4,332
		25,997
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	30,515	1,745
FedEx Corp.	224,700	20,093
Forward Air Corp.	116,974	3,141
Hub Group, Inc. Class A (a)	79,458	2,184
Pacer International, Inc. (a)	64,200	1,464
UTI Worldwide, Inc.	143,200	10,561
		39,188
Commercial Services & Supplies - 1.2%
Clean Harbors, Inc. (a)	116,000	2,407
FTI Consulting, Inc. (a)	85,300	1,876
Healthcare Services Group, Inc.	25,400	475
Herman Miller, Inc.	521,530	15,182
Robert Half International, Inc.	394,900	9,849
Waste Connections, Inc. (a)	56,500	2,095
Waste Management, Inc.	152,200	4,488
		36,372
Construction & Engineering - 2.2%
Chicago Bridge & Iron Co. NV (NY Shares)	2,590,800	55,961
Dycom Industries, Inc. (a)	82,100	1,612
Fluor Corp.	78,300	4,498
Foster Wheeler Ltd. (a)	41,500	614
Shaw Group, Inc. (a)	325,300	6,555
Washington Group International, Inc. (a)	24,400	1,171
		70,411
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.2%
ABB Ltd. sponsored ADR (a)	2,411,900	$ 15,798
Cooper Industries Ltd. Class A	264,400	18,228
Rockwell Automation, Inc.	66,200	3,401
		37,427
Industrial Conglomerates - 1.3%
General Electric Co.	1,086,000	39,617
Machinery - 5.7%
Bucyrus International, Inc. Class A	209,100	7,461
Caterpillar, Inc.	83,100	7,821
Cummins, Inc.	120,100	8,161
Deere & Co.	459,300	30,383
Donaldson Co., Inc.	388,800	12,480
Gardner Denver, Inc. (a)	153,500	5,887
ITT Industries, Inc.	167,400	15,903
Joy Global, Inc.	1,028,100	38,595
PACCAR, Inc.	56,800	4,019
Pentair, Inc.	557,000	24,792
Stewart & Stevenson Services, Inc.	293,900	7,021
Tennant Co.	225,500	8,411
Toro Co.	16,900	728
Watts Water Technologies, Inc. Class A	222,300	7,743
		179,405
Marine - 1.2%
Alexander & Baldwin, Inc.	816,673	36,301
Road & Rail - 3.5%
Burlington Northern Santa Fe Corp.	945,100	46,707
Canadian Pacific Railway Ltd.	67,100	2,467
J.B. Hunt Transport Services, Inc.	123,000	2,470
Kansas City Southern (a)(d)	428,100	8,558
Laidlaw International, Inc. (a)	953,900	21,215
Landstar System, Inc. (a)	538,100	18,155
Norfolk Southern Corp.	154,500	4,932
Yellow Roadway Corp. (a)(d)	76,000	4,011
		108,515
Trading Companies & Distributors - 0.1%
UAP Holding Corp.	132,000	1,921
TOTAL INDUSTRIALS		575,154
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 1.4%
CIENA Corp. (a)	2,873,000	$ 6,263
Comverse Technology, Inc. (a)	237,300	5,584
Corning, Inc. (a)	551,300	8,644
Nokia Corp. sponsored ADR	709,400	11,960
Research In Motion Ltd. (a)	95,800	7,980
Sycamore Networks, Inc. (a)	1,071,500	3,622
		44,053
Computers & Peripherals - 7.2%
Apple Computer, Inc. (a)	315,500	12,529
Avid Technology, Inc. (a)	586,992	34,421
EMC Corp. (a)	741,300	10,423
Maxtor Corp. (a)	101,500	557
QLogic Corp. (a)	2,854,343	91,396
Seagate Technology	2,328,500	49,411
UNOVA, Inc. (a)	831,100	17,104
Western Digital Corp. (a)	735,700	11,043
		226,884
Electronic Equipment & Instruments - 1.4%
Dionex Corp. (a)	212,229	9,518
FLIR Systems, Inc. (a)	812,900	21,786
Itron, Inc. (a)	49,800	2,047
Leica Geosystems AG (a)	17,081	5,090
Paxar Corp. (a)	375,400	6,615
Symbol Technologies, Inc.	43,000	495
		45,551
Internet Software & Services - 3.1%
Blue Coat Systems, Inc. (a)	108,157	2,099
Digitas, Inc. (a)	224,600	2,486
Google, Inc. Class A (sub. vtg.)	153,600	42,762
InfoSpace, Inc. (a)(d)	220,000	7,462
Jupitermedia Corp. (a)	79,500	1,451
Marchex, Inc. Class B (d)	108,400	1,617
VeriSign, Inc. (a)	654,700	21,180
Websense, Inc. (a)	270,400	14,523
Yahoo!, Inc. (a)	67,600	2,515
		96,095
IT Services - 0.6%
Accenture Ltd. Class A (a)	269,800	6,281
Cognizant Technology Solutions Corp. Class A (a)	65,800	3,158
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Sapient Corp. (a)	853,265	$ 7,167
SRA International, Inc. Class A (a)	50,400	1,711
		18,317
Office Electronics - 0.5%
Zebra Technologies Corp. Class A (a)	379,037	16,177
Semiconductors & Semiconductor Equipment - 2.1%
Freescale Semiconductor, Inc. Class B (a)	500,788	10,116
Intel Corp.	409,300	11,022
KLA-Tencor Corp.	275,200	12,497
Lam Research Corp. (a)	768,200	23,568
Texas Instruments, Inc.	265,200	7,330
		64,533
Software - 7.0%
Activision, Inc. (a)	705,866	11,124
Autodesk, Inc.	1,096,500	43,399
Citrix Systems, Inc. (a)	48,100	1,210
Cognos, Inc. (a)	149,200	5,605
Electronic Arts, Inc. (a)	356,700	18,741
Kronos, Inc. (a)	106,545	4,812
Macromedia, Inc. (a)	143,200	6,332
Macrovision Corp. (a)	169,285	3,557
Mentor Graphics Corp. (a)	2,286,723	23,508
MICROS Systems, Inc. (a)	33,900	1,525
NAVTEQ Corp.	563,500	21,498
Oracle Corp. (a)	2,210,500	28,339
SAP AG sponsored ADR	339,400	14,000
Shanda Interactive Entertainment Ltd. sponsored ADR (d)	93,300	3,438
Siebel Systems, Inc. (a)	1,831,393	16,885
Symantec Corp. (a)	187,800	4,246
TIBCO Software, Inc. (a)	850,259	5,391
TomTom Group BV	7,900	181
VERITAS Software Corp. (a)	244,400	6,078
		219,869
TOTAL INFORMATION TECHNOLOGY		731,479
MATERIALS - 10.9%
Chemicals - 7.5%
Agrium, Inc.	58,900	1,098
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Air Products & Chemicals, Inc.	471,500	$ 28,398
Crompton Corp.	354,300	5,439
Dow Chemical Co.	237,400	10,752
K&S AG	227,698	12,118
Monsanto Co.	704,800	40,174
Mosaic Co. (a)	336,900	4,407
Potash Corp. of Saskatchewan	1,218,600	109,462
Praxair, Inc.	183,400	8,596
Syngenta AG sponsored ADR	713,300	14,723
		235,167
Construction Materials - 0.8%
Florida Rock Industries, Inc.	87,500	5,727
Headwaters, Inc. (a)	125,800	4,161
Martin Marietta Materials, Inc.	258,700	15,794
		25,682
Metals & Mining - 2.6%
Carpenter Technology Corp.	64,000	3,456
Cleveland-Cliffs, Inc. (d)	331,000	19,407
Fording Canadian Coal Trust (d)	36,700	3,293
Phelps Dodge Corp.	34,500	3,015
POSCO sponsored ADR	65,000	2,920
Quanex Corp.	314,900	16,340
RTI International Metals, Inc. (a)	465,300	12,745
Steel Technologies, Inc.	41,500	830
Stillwater Mining Co. (a)	630,776	4,258
Titanium Metals Corp. (a)(d)	293,400	12,481
United States Steel Corp.	39,400	1,567
		80,312
TOTAL MATERIALS		341,161
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Philippine Long Distance Telephone Co. sponsored ADR	44,200	1,200
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Linktone Ltd. sponsored ADR (a)	84,900	$ 671
Nextel Communications, Inc. Class A (a)	95,800	2,891
		3,562
TOTAL TELECOMMUNICATION SERVICES		4,762
UTILITIES - 1.8%
Electric Utilities - 1.0%
Allegheny Energy, Inc. (a)	89,500	2,164
FPL Group, Inc.	128,200	5,211
PG&E Corp.	610,200	21,827
		29,202
Independent Power Producers & Energy Traders - 0.8%
Black Hills Corp.	197,700	7,240
TXU Corp.	233,800	18,769
		26,009
TOTAL UTILITIES		55,211
TOTAL COMMON STOCKS (Cost $2,574,096)		3,066,526
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	18,500	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $278)		0
Money Market Funds - 6.4%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 3.05% (b)	100,337,395	$ 100,337
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	101,825,725	101,826
TOTAL MONEY MARKET FUNDS (Cost $202,163)		202,163
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $2,776,537)		3,268,689
NET OTHER ASSETS - (4.3)%		(136,014)
NET ASSETS - 100%		$ 3,132,675
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 319
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.0%
Canada	5.4%
Cayman Islands	3.7%
Germany	3.4%
Switzerland	1.8%
Netherlands	1.8%
Bermuda	1.1%
Others (individually less than 1%)	2.8%
100.0%
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $287,681,000 of which $11,920,000 and $275,761,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $99,769) (cost $2,776,537) - See accompanying schedule		$ 3,268,689
Cash		109
Receivable for investments sold		50,307
Receivable for fund shares sold		1,545
Dividends receivable		1,650
Interest receivable		249
Prepaid expenses		9
Other receivables		813
Total assets		3,323,371

Liabilities
Payable for investments purchased	$ 82,148
Payable for fund shares redeemed	4,903
Accrued management fee	1,217
Other affiliated payables	561
Other payables and accrued expenses	41
Collateral on securities loaned, at value	101,826
Total liabilities		190,696

Net Assets		$ 3,132,675
Net Assets consist of:
Paid in capital		$ 2,779,476
Undistributed net investment income		55
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(139,008)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		492,152
Net Assets, for 105,696 shares outstanding		$ 3,132,675
Net Asset Value, offering price and redemption price per share ($3,132,675 ÷ 105,696 shares)		$ 29.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 10,610
Interest		1,395
Security lending		958
Total income		12,963

Expenses
Management fee Basic fee	$ 10,409
Performance adjustment	(395)
Transfer agent fees	3,078
Accounting and security lending fees	483
Independent trustees' compensation	8
Custodian fees and expenses	49
Registration fees	39
Audit	36
Legal	5
Miscellaneous	103
Total expenses before reductions	13,815
Expense reductions	(911)	12,904
Net investment income (loss)		59
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	151,023
Foreign currency transactions	104
Total net realized gain (loss)		151,127
Change in net unrealized appreciation (depreciation) on: Investment securities	(269,427)
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(269,430)
Net gain (loss)		(118,303)
Net increase (decrease) in net assets resulting from operations		$ (118,244)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 59	$ (6,359)
Net realized gain (loss)	151,127	49,644
Change in net unrealized appreciation (depreciation)	(269,430)	(2,888)
Net increase (decrease) in net assets resulting from operations	(118,244)	40,397
Distributions to shareholders from net investment income	-	(1,201)
Share transactions Proceeds from sales of shares	233,272	634,226
Reinvestment of distributions	-	1,106
Cost of shares redeemed	(532,007)	(745,907)
Net increase (decrease) in net assets resulting from share transactions	(298,735)	(110,575)
Total increase (decrease) in net assets	(416,979)	(71,379)

Net Assets
Beginning of period	3,549,654	3,621,033
End of period (including undistributed net investment income of $55 and accumulated net investment loss of $4, respectively)	$ 3,132,675	$ 3,549,654
Other Information Shares
Sold	7,745	21,300
Issued in reinvestment of distributions	-	37
Redeemed	(17,644)	(25,384)
Net increase (decrease)	(9,899)	(4,047)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 30.71	$ 30.27	$ 23.97	$ 26.67	$ 40.51	$ 42.51
Income from Invest- ment Operations
Net investment income (loss) E	- I	(.05) F	- G, I	(.09)	(.09)	(.17)
Net realized and unrealized gain (loss)	(1.07)	.50	6.30	(2.61)	(4.14)	5.50
Total from investment operations	(1.07)	.45	6.30	(2.70)	(4.23)	5.33
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	-	-	-	-	(9.61)	(7.33)
Total distributions	-	(.01)	-	-	(9.61)	(7.33)
Net asset value, end of period	$ 29.64	$ 30.71	$ 30.27	$ 23.97	$ 26.67	$ 40.51
Total Return B, C, D	(3.48)%	1.49%	26.28%	(10.12)%	(15.02)%	12.44%
Ratios to Average Net Assets H
Expenses before expense reductions	.83% A	.96%	.81%	1.07%	1.01%	.90%
Expenses net of voluntary waivers, if any	.83% A	.96%	.81%	1.07%	1.01%	.90%
Expenses net of all reductions	.77% A	.92%	.76%	1.02%	.98%	.89%
Net investment income (loss)	.00% A	(.18)%	.02%	(.38)%	(.30)%	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,133	$ 3,550	$ 3,621	$ 2,715	$ 2,829	$ 3,368
Portfolio turnover rate	123% A	96%	97%	91%	85%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Investment income per share reflects a special dividend which amounted to $.02 per share.

H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 15, 1996, the fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 600,774
Unrealized depreciation	(112,720)
Net unrealized appreciation (depreciation)	$ 488,054
Cost for federal income tax purposes	$ 2,780,635

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,978,919 and $2,165,661, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,383 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $116 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $891 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3 and $17, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NMF-USAN-0705
1.786815.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 20, 2005